Current Taxes and Deferred Taxes - Schedule of Effects of Deferred Taxes on Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Allowances for loan losses	$ (208,859)	$ (242,422)
Accrued interest on past due portfolio	(3,919)	(6,031)
Unearned price differences	(340)	(183)
Personnel provisions	(11,339)	(10,200)
Miscellaneous provisions	(54,579)	(1,693)
Tax losses	(57,248)	(51,546)
Net tax value of amortizable assets	(1,459)	(2,231)
Depreciation of property, plant and equipment	29,541	30,971
Lease division and others	(17,249)	(10,803)
Mark to market of financial instruments	34,892	(37,727)
Ita-Corpbanca business combination	17,399	30,263
IFRS 16 leases effect	(2,275)	1,643
Others	(1,326)	(9,074)
Totals assets (liabilities), net	(272,211)	(312,319)
Chile [member]
Disclosure of geographical areas [line items]
Allowances for loan losses	(185,022)	(212,344)
Accrued interest on past due portfolio	(3,919)	(6,031)
Unearned price differences	(340)	(183)
Personnel provisions	(4,286)	(6,449)
Miscellaneous provisions	(41,866)	(25,532)
Tax losses	(3,157)	(1,744)
Net tax value of amortizable assets	(1,459)	(2,231)
Depreciation of property, plant and equipment	29,469	31,611
Lease division and others	(7,501)	(3,682)
Mark to market of financial instruments	16,212	(41,149)
Ita-Corpbanca business combination	17,446	27,673
IFRS 16 leases effect	(2,137)	1,080
Others	(695)	(9,119)
Totals assets (liabilities), net	(182,981)	(250,260)
United States [member]
Disclosure of geographical areas [line items]
Allowances for loan losses	251	91
Personnel provisions	(393)	(195)
Miscellaneous provisions	1,774	3,588
Tax losses	(17,038)	(15,500)
Depreciation of property, plant and equipment	56	68
Mark to market of financial instruments	(368)	448
IFRS 16 leases effect	(1)	48
Others		(2,860)
Totals assets (liabilities), net	(15,717)	(14,408)
Colombia [member]
Disclosure of geographical areas [line items]
Allowances for loan losses	(24,088)	(30,169)
Personnel provisions	(6,660)	(3,556)
Miscellaneous provisions	(14,487)	20,251
Tax losses	(37,053)	(34,302)
Depreciation of property, plant and equipment	16	(708)
Lease division and others	(9,748)	(7,121)
Mark to market of financial instruments	19,048	2,974
Ita-Corpbanca business combination	(47)	2,590
IFRS 16 leases effect	(137)	515
Others	(631)	2,905
Totals assets (liabilities), net	$ (73,513)	$ (47,651)